Retirement benefit plan	12 Months Ended
Dec. 31, 2020
Retirement benefit plan [Abstract]
Retirement benefit plan
16.	Retirement benefit plan

The Company participates in a collective foundation covering all of its employees including its executive officers. In addition to retirement benefits, the plan provides death or long-term disability benefits.

Contributions paid to the plan are computed as a percentage of salary, adjusted for the age of the employee and shared approximately 47% and 53% by employee and employer, respectively.

This plan is governed by the Swiss Law on Occupational Retirement, Survivors and Disability Pension Plans (BVG), which requires contributions to be made to a separately administered fund. The fund has the legal form of a foundation and it is governed by the board of trustees, which consists of an equal number of employer and employee representatives. The board of trustees is responsible for the administration of the plan assets and for the definition of the investment strategy.

The collective foundation is governed by a foundation board. The board is made up of an equal number of employee and employer representatives of the different affiliated companies. The Company has no direct influence on the investment strategy of the foundation board.

The assets are invested by the pension plan, to which many companies contribute, in a diversified portfolio that respects the requirements of the Swiss BVG. Therefore, disaggregation of the pension assets and presentation of plan assets in classes that distinguish the nature and risks of those assets is not possible. Under the plan, both the Company and the employee share the costs equally. The structure of the plan and the legal provisions of the BVG mean that the employer is exposed to actuarial risks. The main risks are investment risk, interest risk, disability risk and the life expectancy of pensioners. Through our affiliation with the pension plan, the Company has minimized these risks, as they are shared between a much greater number of participants. On leaving the Company, a departing employee’s retirement savings are transferred to the pension institution of the new employer or to a vested benefits institution. This transfer mechanism may result in pension payments varying considerably from year to year.

The pension plan is exposed to Swiss inflation, interest rate risks and changes in the life expectancy for pensioners. For accounting purposes under IFRS, the plan is treated as a defined benefit plan.

As of January 1, 2019 the Company changed from a fully insured plan to a plan for which the Company now bears investment and old age risks. The new plan has a higher statutory coverage ratio, which led to an increase in plan assets of 10% (CHF 1.2 million) for the year ended December 31, 2019. The increase is presented in Table B as part of the line “Return on plan assets excluding interest income.”

The following table sets forth the status of the defined benefit pension plan and the amount that is recognized in the balance sheet:

	As of December 31,
In CHF thousands	2020	2019	2018
Defined benefit obligation	(30,213)	(26,624)	(17,942)
Fair value of plan assets	22,749	19,139	12,277
Total liability	(7,464)	(7,485)	(5,665)

The following amounts have been recorded as net pension cost in the statement of income:

	For the Years Ended December 31,
In CHF thousands	2020	2019	2018
Service cost	1,626	1,313	1,095
Interest cost	71	195	100
Interest income	(42)	(133)	(65)
Net pension cost	1,655	1,375	1,130

The changes in defined benefit obligation, fair value of plan assets and unrecognized gains/(losses) are as follows.

A.	Change in defined benefit obligation

	For the Years Ended December 31,
In CHF thousands	2020	2019	2018
Defined benefit obligation as of January 1	(26,624)	(17,942)	(14,278)
Service cost	(1,626)	(1,313)	(1,095)
Interest cost	(71)	(195)	(100)
Change in demographic assumptions	1,428	1,138	—
Change in financial assumptions	(71)	(2,171)	750
Change in experience assumptions	(931)	(2,003)	(888)
Benefits deposited	(1,467)	(3,382)	(1,710)
Employees’ contributions	(851)	(756)	(621)
Defined benefit obligation as of December 31	(30,213)	(26,624)	(17,942)

B.	Change in fair value of plan assets

	For the Years Ended December 31,
In CHF thousands	2020	2019	2018
Fair value of plan assets as of January 1	19,139	12,277	9,352
Interest income	42	133	65
Employees’ contributions	851	756	621
Employer’s contributions	950	859	693
Benefits deposited	1,467	3,382	1,710
Return on plan assets excluding interest income	300	1,732	(164)
Fair value of plan assets as of December 31	22,749	19,139	12,277

Expected contributions by the employer to be paid to the post-employment benefit plans during the annual period beginning after the end of the reporting period amount to approximately CHF 1.1 million.

C.	Change in net defined benefit liability

	For the Years Ended December 31,
In CHF thousands	2020	2019	2018
Net defined benefit liabilities as of January 1	7,485	5,665	4,926
Net pension cost through statement of income	1,655	1,375	1,130
Remeasurement through other comprehensive loss	(726)	1,304	302
Employer’s contribution	(950)	(859)	(693)
Net defined benefit liabilities as of December 31	7,464	7,485	5,665

D.	Change in other comprehensive loss

	For the Years Ended December 31,
In CHF thousands	2020	2019	2018
Other comprehensive loss as of January 1	(5,587)	(4,283)	(3,981)
Effect of changes in demographic assumptions	1,428	1,138	—
Effect of changes in financial assumptions	(71)	(2,171)	750
Effect of changes in experience assumptions	(931)	(2,003)	(888)
Return on plan assets excluding interest income	300	1,732	(164)
Other comprehensive loss as of December 31	(4,861)	(5,587)	(4,283)

The fair value of the plan assets is the cash surrender value of the insurance with the insurance company (AXA). The investment strategy defined by the board of trustees follows a conservative profile.

The plan assets are primarily held within instruments with quoted market prices in an active market, with the exception of real estate and mortgages.

The weighted-average duration of the defined benefit obligation is 17.6 years and 19.3 years as of December 31, 2020 and 2019, respectively.

The actuarial assumptions used for the calculation of the pension cost and the defined benefit obligation of the defined benefit pension plan for the years ended December 31, 2020, 2019 and 2018, respectively, are as follows:

	For the Years Ended December 31,
	2020	2019	2018
Discount rate	0.20%	0.20%	0.90%
Rate of future increase in compensations	1.75%	1.75%	1.50%
Rate of future increase in current pensions	0.00%	0.00%	0.50%
Interest rate on retirement savings capital	0.50%	0.50%	0.90%
Mortality and disability rates	BVG 2020-CMI	BVG 2015-CMI	BVG 2015G

In defining the benefits, the minimum requirements of the Swiss BVG and its implementing provisions must be observed. The BVG defines the minimum pensionable salary and the minimum retirement credits.

A quantitative sensitivity analysis for significant assumptions as of December 31, 2020 is shown below:

	Discount rate		Future salary increase		Future pension cost		Interest rate on savings capital
Assumptions	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	In CHF thousands
Potential defined benefit obligation	27,740	33,080	30,912	29,519	31,652	28,916	31,070	29,405
Decrease/(increase) from actual defined benefit obligation	2,473	(2,867)	(699)	694	(1,439)	1,297	(857)	808

A quantitative sensitivity analysis for significant assumptions as of December 31, 2019 is shown below:

	Discount rate		Future salary increase		Future pension cost		Interest rate on savings capital
Assumptions	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	in CHF thousands
Potential defined benefit obligation	24,248	29,396	27,317	25,930	27,993	25,393	27,447	25,848
Decrease/(increase) from actual defined benefit obligation	2,376	(2,772)	(693)	694	(1,369)	1,231	(823)	776

The sensitivity analyses above are subject to limitations and have been determined based on a method that extrapolates the impact on net defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period.